Loans Receivable - Loans on Non-accrual Status (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 42,414	$ 67,810
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	100.00%	100.00%
Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 33,148	$ 59,074
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	78.20%	87.10%
Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 0	$ 754
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.00%	1.10%
Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 0	$ 732
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.00%	1.10%
Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 58	$ 0
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.10%	0.00%
Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 510	$ 1,273
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	1.20%	1.90%
Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 776	$ 2,558
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	1.80%	3.80%
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 7,100	$ 2,176
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	16.70%	3.20%
Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 583	$ 0
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	1.40%	0.00%
HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 239	$ 563
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.60%	0.80%
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 0	$ 680
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.00%	1.00%